SCHEDULE OF COST AND ESTIMATED FAIR VALUE INVESTMENT (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Investment cost	$ 1,714,790		$ (0)
Investment gross unrealized gain	(13,021)		(0)
Investment fair value	1,727,811		(0)
Investment gross unrealized gain	13,021		0
US Treasury Securities [Member]
Cash and Cash Equivalents [Line Items]
Investment cost	1,714,790		$ 0
Investment gross unrealized gain	13,021
Investment fair value	1,727,811
Investment gross unrealized gain	$ (13,021)